Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Amounts reclassified from Accumulated other comprehensive (loss) income			$ 67
Net current-period other comprehensive (loss) income	(72)	(242)	(306)	(16)
Stock options excluded from calculation of diluted net income per ordinary share	0.2	2.4	0.1	1.7
Eaton Shareholders' Equity [Member]
Net current-period other comprehensive (loss) income			(306)
Noncontrolling Interest [Member]
Net current-period other comprehensive (loss) income			0
Cash Flow Hedges [Member]
Balance at December 31, 2012			2
Other comprehensive income (loss) before reclassifications			(6)
Amounts reclassified from Accumulated other comprehensive (loss) income			(1)
Net current-period other comprehensive (loss) income			(5)
Balance at June 30, 2013	(3)		(3)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance at December 31, 2012			(1,964)
Other comprehensive income (loss) before reclassifications			(373)
Amounts reclassified from Accumulated other comprehensive (loss) income			67
Net current-period other comprehensive (loss) income			(306)
Balance at June 30, 2013	(2,270)		(2,270)
Currency translation and related hedging instruments [Member]
Balance at December 31, 2012			(367)
Other comprehensive income (loss) before reclassifications			(390)
Amounts reclassified from Accumulated other comprehensive (loss) income			0
Net current-period other comprehensive (loss) income			(390)
Balance at June 30, 2013	(757)		(757)
Pension and other postretirement benefits [Member]
Balance at December 31, 2012			(1,599)
Other comprehensive income (loss) before reclassifications			23
Amounts reclassified from Accumulated other comprehensive (loss) income			(66)
Net current-period other comprehensive (loss) income			89
Balance at June 30, 2013	$ (1,510)		$ (1,510)